Policyholder liabilities and unallocated surplus - Analysis of movements, UK and Europe (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	£ 409,714	£ 340,584
Policyholder liabilities on the consolidated statement of financial position	388,996	322,518
Unallocated surplus of with-profits funds on the consolidated statement of financial position	14,317	13,096
Premiums	41,892	35,534
Surrenders	(20,035)	(16,992)
Maturities/deaths	(11,109)	(10,089)
Net flows	10,748	8,453
Shareholders' transfers post-tax	(287)	(259)
Investment-related items and other movements	35,579	26,321
Foreign exchange translation differences	(20,125)	37,427
Ending Balance	435,629	409,714
Policyholder liabilities on the consolidated statement of financial position	411,211	388,996
Unallocated surplus of with-profits funds on the consolidated statement of financial position	16,951	14,317
Average Policy liability	407,038	360,038
UK and Europe insurance operations
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	169,304	152,893
Policyholder liabilities on the consolidated statement of financial position	157,654	142,350
Unallocated surplus of with-profits funds on the consolidated statement of financial position	11,650	10,543
Premiums	14,810	11,129
Surrenders	(6,939)	(6,821)
Maturities/deaths	(7,135)	(6,835)
Net flows	736	(2,527)
Shareholders' transfers post-tax	(233)	(215)
Investment-related items and other movements	11,146	18,626
Foreign exchange translation differences	113	527
Ending Balance	181,066	169,304
Policyholder liabilities on the consolidated statement of financial position	167,589	157,654
Unallocated surplus of with-profits funds on the consolidated statement of financial position	13,477	11,650
Average Policy liability	162,622	150,003
UK and Europe insurance operations | With-profits
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	90,343
Policyholder liabilities on the consolidated statement of financial position	100,613	90,343
UK and Europe insurance operations | UK and Europe with-profits sub-funds
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	113,146	100,069
Policyholder liabilities on the consolidated statement of financial position	101,496	89,526
Unallocated surplus of with-profits funds on the consolidated statement of financial position	11,650	10,543
Premiums	12,527	9,287
Surrenders	(4,506)	(3,854)
Maturities/deaths	(4,564)	(4,314)
Net flows	3,457	1,119
Shareholders' transfers post-tax	(233)	(215)
Switches	(192)	(152)
Investment-related items and other movements	8,408	11,798
Foreign exchange translation differences	113	527
Ending Balance	124,699	113,146
Policyholder liabilities on the consolidated statement of financial position	111,222	101,496
Unallocated surplus of with-profits funds on the consolidated statement of financial position	13,477	11,650
Average Policy liability	106,359	95,511
UK and Europe insurance operations | UK and Europe other funds and subsidiaries | Unit-linked
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	22,119	21,442
Policyholder liabilities on the consolidated statement of financial position	22,119	21,442
Premiums	1,923	1,227
Surrenders	(2,342)	(2,889)
Maturities/deaths	(612)	(583)
Net flows	(1,031)	(2,245)
Switches	192	152
Investment-related items and other movements	1,865	2,770
Ending Balance	23,145	22,119
Policyholder liabilities on the consolidated statement of financial position	23,145	22,119
Average Policy liability	22,632	21,781
UK and Europe insurance operations | UK and Europe other funds and subsidiaries | Annuity and other long term business
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	34,039	31,382
Policyholder liabilities on the consolidated statement of financial position	34,039	31,382
Premiums	360	615
Surrenders	(91)	(78)
Maturities/deaths	(1,959)	(1,938)
Net flows	(1,690)	(1,401)
Investment-related items and other movements	873	4,058
Ending Balance	33,222	34,039
Policyholder liabilities on the consolidated statement of financial position	33,222	34,039
Average Policy liability	£ 33,631	£ 32,711